Steben & Company, Inc. 2099 Gaither Road, Suite 200 Rockville, MD 20850	240 631 7600 T 240 631 9595 F www.steben.com

April 10, 2013

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund

File Nos. 811-22824 and 333-________

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (“1933 Act”), on behalf of Steben Select Multi-Strategy Fund (the “Fund”), is the Fund’s registration statement on Form N-2 (the “Registration Statement”), relating to the Fund’s establishment as a registered investment company. The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly-organized, closed-end management investment company, which intends to make a public offer of its Class A and Class I shares upon effectiveness of the Registration Statement pursuant to the 1933 Act. The Fund has filed with the Securities and Exchange Commission (“SEC”) via EDGAR on April 5, 2012 a request for exemption to offer multi-classes of shares (File No. 812-14144). If the Fund does not receive the requested exemption by July 1, 2013, the Fund intends to offer only Class I shares until such time as the exemption is granted.

The Registration Statement transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the office of the Fund. Appropriate filing fees have been wired to the EDGAR system, as reflected in the Registration Statement.

The Fund is a “fund of hedge funds.” The Fund’s investors must meet the eligibility criteria established in the Registration Statement, as well as by the SEC staff’s past-represented policy relating to investment in publicly-offered registered fund of hedge funds. In this latter regard, despite registration of securities under the 1933 Act, the Fund requires investors to be “accredited investors” and to make a minimum investment in the Fund of at least $25,000.

Securities and Exchange Commission

April 10, 2013

The Fund is not organized as a partnership for matters of taxation, and will operate in compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. The disclosure in the Fund’s prospectus and statement of additional information is substantially similar to other such registered funds of hedge funds. In addition, the disclosure in the Fund’s Registration Statement regarding fund operations, such as tender offers and hedge fund valuation, does not deviate from the disclosure of other registered funds of hedge funds.

The Fund intends to seek effectiveness pursuant to the 1933 Act of the Registration Statements no later than July 1, 2013, and will file pre-effective amendments registering securities and responding to any SEC staff comments prior thereto.

* * *

Any questions or comments should be directed to the undersigned at 240.631.7602.

Sincerely,

/s/ Francine J. Rosenberger
Francine J. Rosenberger

cc:	Kenneth E. Steben

Steben Select Multi-Strategy Fund

George J. Zornada

K&L Gates LLP